Concentrations (Details) - Schedule of company’s revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 24,826,161	$ 24,322,514
Net revenue, percentage	65.90%	62.90%
Company A [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 10,237,481	$ 10,314,869
Net revenue, percentage	27.20%	26.70%
Company B [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 7,284,968	$ 7,032,721
Net revenue, percentage	19.30%	18.20%
Company C [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 3,296,691	$ 4,143,091
Net revenue, percentage	8.80%	10.70%
Company D [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 4,007,021	$ 2,831,833
Net revenue, percentage	10.60%	7.30%